Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(541)
Increase in consolidated equity	€ 541
USD
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 2
Decrease in net income	(2)
Impact on consolidated equity
Decrease in consolidated equity	(101)
Increase in consolidated equity	€ 101
European currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(350)
Increase in consolidated equity	€ 350
Latin American currencies vs USD
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 2
Decrease in net income	(2)
Impact on consolidated equity
Decrease in consolidated equity	(90)
Increase in consolidated equity	€ 90